Bank Loans - Schedule of Outstanding Balance of Bank Loans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Outstanding Balance of Bank Loans [Line Items]
Short term bank loans	$ 1,715,977	$ 3,877,084
Subtotal	3,131,515	3,877,084
Less: Short term bank loans	(1,715,977)	(3,877,084)
Less: Long term bank loan-current portion	(57,771)
Long term bank loan	1,357,767
Loan from Bank of Communication [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Short term bank loans	1,715,977	2,465,990
Loan from SPD Bank [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Short term bank loans	1,415,538
Loan from SPD Bank [Member]
Schedule of Outstanding Balance of Bank Loans [Line Items]
Short term bank loans		$ 1,411,094